As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 3.5%
81,000	JPMorgan Chase & Co.	$3,734,100
Bank (Processing): 6.2%
107,000	Bank Of New York Mellon Corp.	3,196,090
79,000	State Street Corp.	3,550,260
		6,746,350
Bank (Regional): 2.0%
78,000	BB&T Corp.	2,141,100
Bank (Super Regional): 6.0%
218,000	Bank Of America Corp.	2,905,940
113,000	Wells Fargo & Co.	3,582,100
		6,488,040
Beverages: 1.3%
20,500	The Coca-Cola Co.	1,360,175
Communications Equipment: 1.1%
23,500	Harris Corp.	1,165,600
Computer Software and Services: 2.7%
114,000	Microsoft Corp.	2,891,040
Computers and Peripherals: 3.5%
222,000	Dell, Inc.*	3,221,220
3,200	International Business Machines Corp.	521,824
		3,743,044
Drug: 2.1%
86,000	Bristol-Myers Squibb Co.	2,272,980
Drug Store: 4.5%
36,500	CVS Caremark Corp.	1,252,680
89,000	Walgreen Co.	3,572,460
		4,825,140
Electrical Components: 3.2%
165,500	Corning, Inc.	3,414,265
Electronic Equipment & Instruments: 2.0%
63,500	TE Connectivity Ltd.	2,211,070
Financial Services: 5.3%
53,000	American Express Co.	2,395,600
163,000	Western Union Co.	3,385,510
		5,781,110
Food Processing: 2.3%
70,000	Archer Daniels Midland Co.	2,520,700
Hotels/Gaming/Cruise Lines: 2.1%
60,000	Carnival Corp.	2,301,600
Household Products: 1.8%
31,500	The Procter & Gamble Co.	1,940,400
Human Resources: 3.1%
210,000	Monster Worldwide, Inc.*	3,339,000
Insurance (Diversified): 1.1%
26,000	Metlife, Inc.	1,162,980
Internet: 4.0%
108,000	eBay, Inc.*	3,352,320
45,000	Expedia, Inc.	1,019,700
		4,372,020
Medical Supplies: 7.3%
20,000	Covidien PLC	1,038,800
68,000	St. Jude Medical, Inc.*	3,485,680
56,000	Zimmer Holdings, Inc.*	3,389,680
		7,914,160
Metals and Mining: 3.2%
196,000	Alcoa, Inc.	3,459,400
Oil/Gas (Domestic): 3.9%
45,800	Devon Energy Corp.	4,203,066
Oil & Gas Services: 3.5%
63,500	Tidewater, Inc.	3,800,475
Petroleum (Integrated): 7.2%
31,500	Chevron Corp.	3,384,045
55,500	ConocoPhillips	4,432,230
		7,816,275
Petroleum (Refining): 2.7%
97,100	Valero Energy Corp.	2,895,522
Printing & Publishing: 2.9%
81,500	The McGraw-Hill Companies, Inc.	3,211,100
Retail (Special Lines): 3.2%
178,000	Staples, Inc.	3,456,760
Securities Brokerage: 2.7%
107,000	Morgan Stanley	2,923,240
Semiconductor: 2.7%
75,000	Analog Devices, Inc.	2,953,500
Telecommunications (Equipment): 2.8%
178,000	Cisco Systems, Inc.*	3,052,700

TOTAL COMMON STOCKS (Cost $93,903,706)		108,096,912

SHORT TERM INVESTMENTS: 0.1%
131,557	Fidelity Institutional Money Market Portfolio	131,557

TOTAL SHORT TERM INVESTMENTS (Cost $131,557)		131,557

TOTAL INVESTMENTS (Cost $94,035,263): 100.0%		108,228,469
LIABILITIES IN EXCESS OF OTHER ASSETS: 0.0%		(47,242)
TOTAL NET ASSETS: 100.0%		$108,181,227

* Non Income Producing
The cost basis of investment for federal income tax purposes at March 31, 2011, was as follows+:

Cost of investments	$94,035,263
Gross unrealized appreciation	19,838,819
Gross unrealized depreciation	(5,645,613)
Net unrealized appreciation	$14,193,206

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability , to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2011 for the Fund assets and liablities measured at fair value:

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$108,096,912	$—	—	$108,096,912
Total Equity	108,096,912	—	—	108,096,912
Short-Term Investments	131,557	—	—	131,557
Total Investments in Securities	$108,228,469	$—	—	$108,228,469
As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By (Signature and Title)    /s/ David A. Katz
David A. Katz, President and Treasurer

Date    5/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David A. Katz
David A. Katz, President and Treasurer

Date    5/20/11